Expense Example {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund Retail PRO-09 - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	261
5 years	466
10 years	$ 1,058